Subsequent events (Q3) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Oct. 01, 2020	Oct. 31, 2020	Sep. 30, 2020	Jun. 24, 2020	Jun. 23, 2020	Dec. 31, 2019	May 06, 2019	Dec. 31, 2018	Dec. 12, 2018
Subsequent Event [Line Items]
Unit price (in dollars per share)									$ 1.95
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Warrants, exercise price (in dollars per share)				$ 4.25	$ 5.00
Number of warrants included in each unit (in shares)									1
Series F private placement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001
Subsequent events
Subsequent Event [Line Items]
Units issued upon conversion (in shares)		3,500
Number of options repriced (in shares)	6,077,731
Options repriced, exercise price premium	20.00%
Options repriced, exercise price (in dollars per share)	$ 0.60
Subsequent events | Series F private placement
Subsequent Event [Line Items]
Unit price (in dollars per share)		$ 1,000
Preferred stock, conversion terms, value of common stock per share (in dollars per share)		$ 0.50
Term of warrants		6 years
Warrants, exercise price (in dollars per share)		$ 0.75
Gross cash proceeds		$ 21.7
Number of warrants included in each unit (in shares)		1
Subsequent events | Officers and directors | Series F private placement
Subsequent Event [Line Items]
Gross cash proceeds		$ 11.5
Subsequent events | Series F Preferred Stock
Subsequent Event [Line Items]
Preferred stock, authorized (in shares)	30,000
Subsequent events | Series F Preferred Stock | Series F private placement
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share)		$ 0.001
Number of shares of stock included in each unit (in shares)		1